CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital [Member].	Share Premium [Member]	Other Reserve [member]	Translation Reserve [member]	(Accumulated Losses) Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 59	$ 173,716	$ 116,291	$ (3,820)	$ (153,361)	$ 132,885
Comprehensive income:
Profit (Loss) for the year	0	0	0	0	(232,950)	(232,950)
Other comprehensive profit (loss) for the year	0	0	(4,604)	(8,449)	0	(13,053)
Total Comprehensive profit (loss)	0	0	(4,604)	(8,449)	(232,950)	(246,003)
Transactions with owners:
Share-based payment (Note 31)	2	7,349	0	0	5,445	12,796
Repurchase of shares (Note 26.1)	(1)	(4,008)	0	0	0	(4,009)
Cash distribution (Note 26.2)	0	0	(4,859)	0	0	(4,859)
Stock distribution (Note 26.3)	1	2,342	(2,343)	0	0
Total	2	5,683	(7,202)	0	5,445	3,928
Ending Balance at Dec. 31, 2020	61	179,399	104,485	(12,269)	(380,866)	(109,190)
Comprehensive income:
Profit (Loss) for the year	0	0	0	0	61,127	61,127
Other comprehensive profit (loss) for the year	0	0	0	(1,438)	0	(1,438)
Total Comprehensive profit (loss)	0	0	0	(1,438)	61,127	59,689
Transactions with owners:
Share-based payment (Note 31)	0	1,661	0	0	4,960	6,621
Repurchase of shares (Note 26.1)	(1)	(11,840)	0	0	0	(11,841)
Cash distribution (Note 26.2)	0	0	(7,224)	0	0	(7,224)
Total	(1)	(10,179)	(7,224)	0	4,960	(12,444)
Ending Balance at Dec. 31, 2021	60	169,220	97,261	(13,707)	(314,779)	(61,945)
Comprehensive income:
Profit (Loss) for the year	0	0	0	0	224,435	224,435
Other comprehensive profit (loss) for the year	0	0	483	2,121	0	2,604
Total Comprehensive profit (loss)	0	0	483	2,121	224,435	227,039
Transactions with owners:
Share-based payment (Note 31)	1	1,840	0	0	9,197	11,038
Repurchase of shares (Note 26.1)	(3)	(36,262)	0	0	0	(36,265)
Cash distribution (Note 26.2)	0	0	(24,282)	0	0	(24,282)
Total	(2)	(34,422)	(24,282)	0	9,197	(49,509)
Ending Balance at Dec. 31, 2022	$ 58	$ 134,798	$ 73,462	$ (11,586)	$ (81,147)	$ 115,585